Short-term borrowings and long-term debt (Short-term Borrowings) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Short-term Debt [Line Items]
Loans, principally from banks, with a weighted-average interest at March 31, 2015 and March 31, 2016 of 2.83% and of 2.05% per annum, respectively	¥ 1,068,417	¥ 1,167,792
Commercial paper with a weighted-average interest at March 31, 2015 and March 31, 2016 of 0.41% and of 0.71% per annum, respectively	3,629,717	3,880,396
Short-term borrowings	¥ 4,698,134	¥ 5,048,188